Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 415,839	$ 329,063	$ 264,479
Restricted cash	1,835	1,845	2,103
Accounts receivable, net of allowance	66,021	40,802	71,048
Due from related parties	57	289	1,826
Fixed assets, net of accumulated depreciation and amortization	11,383	17,189	20,662
Intangible assets, net of accumulated amortization	33,997	38,932	45,512
Goodwill	34,383	34,383	34,383
Prepaid expenses and other assets	37,621	25,792	28,818
Right-of-use lease assets	44,162	53,444	56,014
Deferred tax asset, net	18,362	1,214	0
Total assets	663,660	542,953	524,845
Liabilities and Equity
Accrued compensation and benefits	265,130	213,524	191,851
Deferred compensation programs	13,798	17,208	14,329
Accounts payable, accrued expenses and other liabilities	29,848	22,246	18,829
Deferred revenue	5,939	10,598	1,679
Lease liabilities	47,888	58,229	63,251
Debt, net of unamortized debt discounts and issuance costs	0	146,965	153,001
Warrant liabilities	24,966	0
Amount due pursuant to tax receivable agreement	14,108	0
Total liabilities	401,677	468,770	442,940
Commitments and Contingencies
Additional paid-in-capital	152,308	0
Retained earnings (accumulated deficit)	(13,336)	0
Treasury stock, at cost (1,000,000 shares at September 30, 2021)	(12,000)	0
Partners' capital	0	76,509	87,725
Accumulated other comprehensive income (loss)	(1,774)	(2,326)	(5,820)
Total Partners' capital	125,207	74,183	81,905
Non-controlling interests	136,776	0
Total equity	261,983	74,183	81,905
Total liabilities and Partners' capital	663,660	542,953	$ 524,845
Class A common stock
Liabilities and Equity
Common stock value	4	0
Class B common stock
Liabilities and Equity
Common stock value	$ 5	$ 0